Notes payable	12 Months Ended
Dec. 31, 2025
Notes payable
Notes payable

Note 25.Notes payable

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Short-term loan	689	1,819
Short-term loan from shareholders	—	—
Short-term loan from other related parties	—	3,009
Total notes payable	689	4,828

As at December 31, 2025, the short-term loan consisted of the current portion of long-term borrowings. For further information regarding repayment terms and interest rates, refer to Note 27.

In November 2022, SEALSQ entered into a loan agreement with a third-party client to borrow funds for the purpose of increasing their production capacity. Under the terms of the Agreement, the client lent to SEALSQ a total of USD 2 million. The loan did not bear any interest and there were no fees or costs attributed to the loan. At inception in November 2022, a debt discount totaling USD 511,128 was booked to additional paid-in capital. The Group repaid the full balance of the loan and recorded a debt discount amortization expense of USD 181,057 in the year 2025.